Statement of Additional Information

                  Forum Funds - BrownIA Intermediate Bond Fund


                                 August 23, 2002
                          (as amended August 29, 2002)


     This Statement of Additional Information supplements the Combined Proxy Statement/Prospectus dated August 15, 2002 relating to:

     1. the proposed transfer of substantially all of the assets and liabilities of the Short-Intermediate Income Fund, Inc. (the "Fund") to BrownIA Intermediate Bond Fund (the "BrownIA Fund"), a series of Forum Funds (the "Trust") in exchange for shares of the BrownIA Fund (the "Reorganization").

     This Statement of Additional Information consists of this cover page and the Pro Forma financial statements for the BrownIA Fund after the Reorganization and as of December 31, 2001, which follows as Appendix A.

     The following documents, each of which has been filed with the Securities and Exchange Commission, are incorporated herein by reference.

1.   The Statement of Additional Information for the Fund dated May 1, 2002.

2. The Statement of Additional Information for the BrownIA Fund dated August 1, 2002.

3.   The Annual Report for the Fund dated December 31, 2001.

     This Statement of Additional Information is not a Prospectus; a Combined Proxy Statement/Prospectus dated August 15, 2002, relating to the Reorganization may be obtained without charge by writing Deutsche Asset Management Service Center, P.O. Box 219210, Kansas City, Missouri 64121-9210 or calling (800) 730-1313. This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Prospectus/Proxy Statement.

                                   APPENDIX A

            PRO FORMA FINANCIAL STATEMENTS OF THE BROWNIA FUND POST-
                     REORGANIZATION AND AS OF MAY 31, 2002


                                  Appendix A-1

           PRO FORMA FINANCIAL STATEMENTS OF THE BROWNIA INTERMEDIATE
            BOND FUND POST-REORGANIZATION AND AS OF DECEMBER 31, 2002

BROWNIA SHORT-INTERMEDIATE INCOME FUND
PRO FORMA STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE TWELVE-MONTHS ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      BROWNIA
                                                                                                                SHORT-INTERMEDIATE
                                                             BROWNIA                                                   INCOME
                                                       SHORT-INTERMEDIATE SHORT-INTERMEDIATE                          PRO FORMA
                                                           INCOME FUND       INCOME FUND      ADJUSTMENTS (a)      COMBINED FUND
                                                       ------------------ ------------------ ----------------  --------------------

INVESTMENT INCOME
   Interest income                                                   $ -        $ 5,470,208              $ -           $ 5,470,208
                                                       ------------------ ------------------ ----------------  --------------------

EXPENSES
   Investment advisory fees                                            -            316,551             (159)              316,392
   Administrator fees                                                  -                  -           90,398                90,398
   Transfer agency fees                                                -             33,997           16,371                50,368
   Custody fees                                                        -             20,184           (6,344)               13,840
   Accounting fees                                                     -             72,182          (21,182)               51,000
   Reporting fees                                                      -             25,237          (18,237)                7,000
   Professional fees                                                   -             64,216          (34,816)               29,400
   Trustees fees and expenses                                          -              2,477              643                 3,120
   Distribution fees (Class A)                                         -             99,735              136                99,871
   Compliance fees                                                     -             36,803           (9,613)               27,190
   Miscellaneous expenses                                              -              9,925           11,842                21,767
                                                       ------------------ ------------------ ----------------  --------------------
      Total Expenses                                                   -            681,307           29,039               710,346
   Fees waived and expenses reimbursed                                 -           (174,972)         (28,656)             (203,628)
                                                       ------------------ ------------------ ----------------  --------------------
      Net Expenses                                                     -            506,335              383               506,718
                                                       ------------------ ------------------ ----------------  --------------------
NET INVESTMENT INCOME                                                  -          4,963,873             (383)            4,963,490
                                                       ------------------ ------------------ ----------------  --------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                       -            628,479                -               628,479
 Net change in unrealized appreciation on investments                  -          1,424,472                -             1,424,472
                                                       ------------------ ------------------ ----------------  --------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                        -          2,052,951                -             2,052,951
                                                       ------------------ ------------------ ----------------  --------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $ -        $ 7,016,824           $ (383)          $ 7,016,441
                                                       ================== ================== ================  ====================

  (a)  See Note 3 to Pro Forma Footnotes.


                                  Appendix A-2

BROWNIA SHORT-INTERMEDIATE INCOME FUND
PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   BROWNIA
                                                                                                             SHORT-INTERMEDIATE
                                                                                                                   INCOME
                                                                BROWNIA                                           PRO FORMA
                                                           SHORT-INTERMEDIATE SHORT-INTERMEDIATE                   COMBINED
                                                              INCOME FUND        INCOME FUND     ADJUSTMENTS         FUND
                                                           ------------------ ------------------ ----------- ------------------

ASSETS
   Total investments, at value (Cost $86,204,764)                        $ -       $ 88,157,358         $ -       $ 88,157,358
   Cash                                                                    -              7,149           -              7,149
   Receivable for interest                                                 -            876,453           -            876,453
   Receivable for fund shares sold                                         -             35,819           -             35,819
   Prepaid expenses and other receivables                                  -             15,042           -             15,042
                                                           ------------------ ------------------ ----------- ------------------
      Total Assets                                                         -         89,091,821           -         89,091,821
                                                           ------------------ ------------------ ----------- ------------------

LIABILITIES
   Payable for fund shares redeemed                                        -            300,243           -            300,243
   Payable to transfer agent                                               -              6,042           -              6,042
   Payable to custodian                                                    -              3,489           -              3,489
   Payable to accountant                                                   -              5,380           -              5,380
   Payable to investment adviser                                           -             11,858           -             11,858
   Payable for dividends                                                   -            270,263                        270,263
   Accrued expenses and other liabilities                                  -             44,628           -             44,628
                                                           ------------------ ------------------ ----------- ------------------
      Total Liabilities                                                    -            641,903           -            641,903
                                                           ------------------ ------------------ ----------- ------------------

NET ASSETS                                                               $ -       $ 88,449,918         $ -       $ 88,449,918
                                                           ================== ================== =========== ==================

COMPONENTS OF NET ASSETS
     Paid-in capital                                                     $ -       $ 90,041,150         $ -         90,041,150
     Undistributed net investment loss                                     -           (280,221)          -           (280,221)
     Unrealized appreciation (depreciation) on investments                 -         (3,263,605)          -         (3,263,605)
     Accumulated net realized gain (loss)                                  -          1,952,594           -          1,952,594
                                                           ------------------ ------------------ ----------- ------------------
NET ASSETS                                                               $ -       $ 88,449,918         $ -       $ 88,449,918
                                                           ================== ================== =========== ==================

SHARES OF BENEFICIAL INTEREST
   A SHARES                                                                -          3,651,349                      3,651,349
   INSTITUTIONAL SHARES                                                    -          4,711,848                      4,711,848

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
   A SHARES                                                              $ -            $ 10.49           -            $ 10.49
   INSTITUTIONAL SHARES                                                  $ -            $ 10.65           -            $ 10.65

OFFERING PRICE PER SHARE (NAV / (1-MAXIMUM SALES LOAD)):
   A SHARES                                                              $ -            $ 10.65           -            $ 10.65
   INSTITUTIONAL SHARES                                                  $ -            $ 10.65           -            $ 10.65

MAXIMUM SALES LOAD:
   A SHARES                                                            0.00%              1.50%           -              1.50%
   INSTITUTIONAL SHARES                                                0.00%              0.00%           -              0.00%


                                  Appendix A-3

BROWNIA SHORT-INTERMEDIATE INCOME FUND
PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2001                                                                                                    BROWNIA
                                                                                                                SHORT-INTERMEDIATE
                                                                                                                      INCOME
                                                                                                                -------------------
                                                                           BROWNIA                                  PRO FORMA
                                                                       SHORT-INTERMEDIATE   SHORT-INTERMEDIATE       COMBINED
    Face Amount                 Security Description                     INCOME FUND          INCOME FUND              FUND
    ----------------------------------------------------------------- -------------------  -------------------  -------------------



CORPORATE NOTES                                                                    0.00%               26.23%               26.23%
        2,000 American Express, 5.50%, 9/12/06                                       $ -          $ 2,001,560          $ 2,001,560
        2,000 Atlantic City Electric, 6.00%, 1/15/03                                   -            2,052,132            2,052,132
        1,000 Baltimore Gas Electric, 6.75%, 6/5/12                                    -            1,043,099            1,043,099
        2,500 Block Financial Corp., 6.75%, 11/1/04                                    -            2,621,613            2,621,613
        2,000 Countrywide Home Loan                                                    -            2,122,636            2,122,636
        2,750 First Maryland Bancorp                                                   -            2,922,417            2,922,417
        2,000 Ford Motor Credit Co., 7.375%, 10/28/09                                  -            1,969,834            1,969,834
        1,000 General Electric Capital Corp., 6.875%, 11/15/10                         -            1,068,926            1,068,926
        2,000 Genral Motors Acceptance Corp., 6.625%, 10/1/02                          -            2,049,784            2,049,784
        2,575 Hewlett-Packard Co., 7.15%, 6/15/05                                      -            2,712,824            2,712,824
          500 Wilmington Trust Corp., 6.625%, 5/1/08                                   -              511,443              511,443
        2,000 Worldcom Inc., 8.00%, 5/15/06                                            -            2,128,958            2,128,958
                                                                      -------------------  -------------------  -------------------

TOTAL CORPORATE NOTES (COST $22,654,625)                                               -           23,205,226           23,205,226
                                                                      -------------------  -------------------  -------------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS                                               0.00%               54.71%               54.71%

    FEDERAL FARM CREDIT BANK                                                       0.00%                2.35%                2.35%
        2,000 Federal Farm Credit Bank, 6.00%, 6/11/08                                 -            2,081,338            2,081,338
                                                                      -------------------  -------------------  -------------------

    FEDERAL HOME LOAN BANK NOTES                                                   0.00%                8.47%                8.47%
        3,000 Federal Home Loan Bank, 6.75%, 8/15/07                                   -            3,257,547            3,257,547
        4,000 Federal Home Loan Bank, 6.50%, 11/13/09                                  -            4,235,756            4,235,756
                                                                      -------------------  -------------------  -------------------
                                                                                       -            7,493,303            7,493,303
                                                                      -------------------  -------------------  -------------------

    FEDERAL HOME LOAN MORTGAGE CORPORATION DEBENTURES                              0.00%                3.60%                3.60%
        3,000 FHLMC, 6.25%, 7/15/04                                                    -            3,186,594            3,186,594
                                                                      -------------------  -------------------  -------------------

    GUARANTEED EXPORT TRUST                                                        0.00%                0.38%                0.38%
          315 Guaranteed Export Trust, 94-F-A, 8.187%, 12/15/04                        -              332,198              332,198
                                                                      -------------------  -------------------  -------------------

    MORTGAGE BACKED SECURITIES                                                     0.00%               31.96%               31.96%
          234 FHLMC Pool #C00210, 8.00%, 1/1/23                                        -              248,261              248,261
        1,902 FHLMC Pool #E20099, 6.50%, 5/1/09                                        -            1,961,706            1,961,706
          167 FHLMC Pool #G10049, 8.00%, 10/1/07                                       -              174,217              174,217
        1,263 FHLMC Pool #G10543, 6.00%, 6/1/11                                        -            1,282,890            1,282,890
        1,340 FHLMC Pool #G10682, 7.50%, 6/1/12                                        -            1,407,597            1,407,597
        1,444 FHLMC Pool #G10690, 7.00%, 7/1/12                                        -            1,501,624            1,501,624
          604 FNGL Pool #409589, 9.50%, 11/1/15                                        -              664,318              664,318
        4,486 FNMA Pool #254089, 6.00%, 12/1/16                                        -            4,500,280            4,500,280
        1,344 FNMA Pool #326570, 7.00%, 2/1/08                                         -            1,399,506            1,399,506
        3,730 FNMA Pool #433646, 6.00%, 10/1/13                                        -            3,764,067            3,764,067
        5,538 FNMA Pool #539082, 7.00%, 8/1/28                                         -            5,667,029            5,667,029
          990 FNMA Pool #572448, 7.00%, 3/1/27                                         -            1,014,547            1,014,547
        1,448 GNMA Pool #487110, 6.50%, 4/15/29                                        -            1,455,704            1,455,704
          784 GNMA Pool #571166, 7.00%, 8/15/31                                        -              801,549              801,549
        2,255 GNMA Pool #781186, 9.00%, 6/15/30                                        -            2,422,897            2,422,897
                                                                      -------------------  -------------------  -------------------
                                                                                       -           28,266,192           28,266,192
                                                                      -------------------  -------------------  -------------------

    STUDENT LOAN MARKET ASSOCIATION                                                0.00%                2.31%                2.31%
        2,000 SLMA, 5.25%, 3/15/06                                                     -            2,041,738            2,041,738
                                                                      -------------------  -------------------  -------------------

    US TREASURY SECURITIES                                                         0.00%                5.64%                5.64%
        5,000 US Treasury Note, 5.00%, 2/15/11                                         -            4,984,765            4,984,765
                                                                      -------------------  -------------------  -------------------

TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (COST $47,380,175)                            -           48,386,128           48,386,128
                                                                      -------------------  -------------------  -------------------

ASSET-BACKED SECURITIES                                                            0.00%               15.42%               15.42%
        2,945 California Infrastructure SCE 97-1-A6, 6.38%, 9/25/08                    -            3,072,956            3,072,956
        1,090 Chase Funding Mortgage Loan Asset-Backed, 1993-3,
                 Class IA2, 7.062%, 8/25/14                                            -            1,106,695            1,106,695
        2,850 IMC Home Equity Loan Trust 96-1-A6, 6.69%, 2/25/21                       -            2,919,021            2,919,021
        3,000 Metris Master Trust, 97-1-A, 6.87%, 10/20/05                             -            3,043,718            3,043,718
        3,375 The Money Store Home Equity Trust, Series 1995-C,
                 Class A5, 7.175%, 4/15/26                                             -            3,493,032            3,493,032
                                                                      -------------------  -------------------  -------------------
TOTAL ASSET-BACKED SECURITIES (COST $13,239,496)                                       -           13,635,422           13,635,422
                                                                      -------------------  -------------------  -------------------

COLLATERALIZED MORTGAGE OBLIGATIONS                                                0.00%                0.01%                0.01%
            9 FNMA Series 1988-18-B, 9.40%, 7/25/03                                    -                9,582                9,582
                                                                      -------------------  -------------------  -------------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $9,468)                                -                9,582                9,582
                                                                      -------------------  -------------------  -------------------

REPURCHASE AGREEMENT                                                               0.00%                3.30%                3.30%
        2,921 Goldman Sachs & Co., dated 12/31/01, 1.60%, principal and interest in the amount of $2,920,999, due 1/2/02,
               collateralized by US Treasury Bond, par value of
               $2,718,000, coupon rate of 6.375%, due 8/15/27,
               market value of $2,980,456, 1.60%, 1/2/02.                              -            2,921,000            2,921,000
                                                                      -------------------  -------------------  -------------------

TOTAL REPURCHASE AGREEMENT (COST $2,921,000)                                           -            2,921,000            2,921,000
                                                                      -------------------  -------------------  -------------------

Total Investments - Costs *                                                            0           86,204,764           86,204,764
Total Investments -Value                                                               -        $  88,157,358        $  88,157,358
 Other Assets & Liabilities                                                            -              292,560              292,560
Net Assets                                                                           $ -         $ 88,449,918         $ 88,449,918
                                                                      ===================  ===================  ===================
 * Also aggregate cost for federal tax purposes.


                                  Appendix A-4

BROWNIA SHORT-INTERMEDIATE INCOME FUND
PRO FORMA CAPITALIZATION (UNAUDITED)
DECEMBER 31, 2001



The following table sets forth the capitalization of BrownIA Short-Intermediate Income Fund , and indicates the pro forma combined capitalization as of December 31, 2001 as if the reorganization had occurred on that date.

                                                                                       BROWNIA
                                                                                  SHORT-INTERMEDIATE
                                                                                        INCOME
                                         BROWNIA                                      PRO FORMA
                                   SHORT-INTERMEDIATE      SHORT-INTERMEDIATE          COMBINED
                                      INCOME FUND             INCOME FUND                FUND
                                   ------------------      ------------------     ------------------

Net assets                                      -             88,449,918             88,449,918

Net asset value per share:
     A Shares                                   -                  10.49                  10.49
     Institutional Shares                       -                  10.65                  10.65

Shares outstanding:
     A Shares                                   -              3,651,349              3,651,349
     Institutional Shares                       -              4,711,848              4,711,848


Shares authorized                               -              Unlimited              Unlimited


                                  Appendix A-5

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF SHORT_INTERMEDIATE INCOME FUND, INC. INTO BROWNIA INTEREMDIATE BOND FUND AS OF DECEMBER 31, 2001 (UNAUDITED)

--------------------------------------------------------------------------------
NOTE 1.  BASIS OF COMBINATION
--------------------------------------------------------------------------------

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of Short-Interemdiate Income Fund, Inc. (the "Fund") into BrownIA Intermediate Bond Fund, a series of Forum Funds (the "BrownIA Fund), as if such reorganization had taken place as of December 31, 2001, the fiscal year-end of the Fund. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned reorganization of the Fund with and into the BrownIA Fund had taken place as of December 31, 2001. The Fund will be the surviving entity for accounting purposes. The yearly utilization of any capital loss acquired by the BrownIA Fund is limited by the Internal Revenue Code.


Under the terms of the Agreement and Plan of Reorganization, the reorganization of the Fund and the BrownIA Fund should be treated as a tax free business combination and accordingly will be accounted for by a method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Fund in exchange for shares of the BrownIA Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Fund and the BrownIA Fund have been combined as of December 31, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedules of investments of the Fund and the BrownIA Fund should be read in conjunction with the historical financial statements of each of the Fund and the BrownIA Fund which have been incorporated by reference into this Statement of Additional Information.

--------------------------------------------------------------------------------
NOTE 2.  SHARES OF BENEFICIAL INTEREST
--------------------------------------------------------------------------------

Under the proposed reorganization, the Fund will receive shares of the BrownIA Fund with an aggregate value equal to the Fund's net assets transferred to the BrownIA Fund. Fund shareholders will receive shares of a comparable class of the BrownIA Fund equal in value to the aggregate value of the shares of the Fund class in which they invest. Accordingly, shareholders of a Fund class will become shareholders of a comparable class of the BrownIA Fund.

The Pro Forma net asset value per share assumes that additional shares of the BrownIA Fund would have been issued on December 31, 2001 as a result of the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on net assets of the Fund and the net asset value per share of the BrownIA Fund as of December 31, 2001.

--------------------------------------------------------------------------------
NOTE 3.  PRO FORMA ADJUSTMENTS
--------------------------------------------------------------------------------

The Pro Forma Statement of Operations assumes similar rates of gross investment income for the Fund's and the BrownIA Fund's investments. Accordingly, the combined gross investment income is equal to the sum of each of the Fund's and the BrownIA Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, custody, shareholder servicing and distribution fees of the combined fund and/or any related waivers and reimbursements are based on the fee schedule in effect for the BrownIA Fund at the combined level of average net assest for the twelve months ended December 31, 2001.



                                  Appendix A-6

                       Statement of Additional Information

                   Forum Funds - BrownIA Small-Cap Growth Fund

                                 August 23, 2002
                          (as amended August 29, 2002)


     This Statement of Additional Information supplements the Combined Proxy Statement/Prospectus dated August 15, 2002 relating to:

1. the proposed transfer of substantially all of the assets and liabilities of the Emerging Growth Fund, Inc. (the "Fund") to BrownIA Small-Cap Growth Fund (the "BrownIA Fund"), a series of Forum Funds (the "Trust") in exchange for shares of the BrownIA Fund (the "Reorganization").

     This Statement of Addition Information includes this page and the Pro Forma financial statements for the BrownIA Fund after the Reorganization and as of May 31, 2002, which follows as Appendix A.

     The following documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.

1.   The Statement of Additional Information for the Fund dated March 1, 2002.

2. The Statement of Additional Information for the BrownIA Fund dated August 1, 2002.

3.   The Annual Report of the Fund dated October 31, 2001.

4.   The Semi-Annual Report of the Fund dated April 30, 2002.

5.   The Annual Report of the BrownIA Fund dated May 31, 2002.

     This Statement of Additional Information is not a Prospectus; a Combined Proxy Statement/Prospectus dated August 15, 2002, relating to the Reorganization may be obtained without charge by writing Deutsche Asset Management Service Center, P.O. Box 219210, Kansas City, Missouri 64121-9210 or calling (800) 730-1313. This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Prospectus/Proxy Statement and the documents incorporated by reference herein.

                                   APPENDIX A

            PRO FORMA FINANCIAL STATEMENTS OF THE BROWNIA FUND POST-
                     REORGANIZATION AND AS OF MAY 31, 2002


                                  Appendix A-1

BROWNIA SMALL-CAP GROWTH FUND
PRO FORMA STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE TWELVE-MONTHS ENDED MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        BROWNIA
                                                                                                                       SMALL-CAP
                                                                                                                        GROWTH
                                                            BROWNIA                                                    PRO FORMA
                                                           SMALL-CAP            EMERGING                               COMBINED
                                                          GROWTH FUND          GROWTH FUND          ADJUSTMENTS (a)       FUND
                                                       ------------------ ---------------------- ------------------ ----------------

INVESTMENT INCOME
   Interest income                                              $ 84,913               $ 40,472                $ -        $ 125,385
                                                       ------------------ ---------------------- ------------------ ----------------

EXPENSES
   Investment advisory fees                                    1,254,288                621,328            105,034        1,980,650
   Administrator fees                                            118,598                      -             54,951          173,549
   Transfer agency fees                                           21,294                 76,030             15,826          113,150
   Custody fees                                                   23,889                 20,777            (14,060)          30,606
   Accounting fees                                                39,000                 47,500            (11,500)          75,000
   Reporting fees                                                  8,159                 65,988            (63,647)          10,500
   Professional fees                                              38,756                 92,292            (97,148)          33,900
   Trustees fees and expenses                                      5,462                  4,794             (4,058)           6,198
   Distribution fees:
     A Shares                                                          -                118,440               (687)         117,753
     B Shares                                                          -                 31,491               (183)          31,308
     C Shares                                                          -                  1,360                 (9)           1,351
   Compliance fees                                                27,625                 46,333            (26,919)          47,039
   Miscellaneous expenses                                         19,277                  1,341              3,629           24,247
                                                       ------------------ ---------------------- ------------------ ----------------
      Total Expenses                                           1,556,348              1,127,674            (38,770)       2,645,252
   Fees waived and expenses reimbursed                                 -                (79,876)           (16,330)         (96,206)
                                                       ------------------ ---------------------- ------------------ ----------------
      Net Expenses                                             1,556,348              1,047,798            (55,100)       2,549,046
                                                       ------------------ ---------------------- ------------------ ----------------
NET INVESTMENT LOSS                                           (1,471,435)            (1,007,326)            55,100       (2,423,661)
                                                       ------------------ ---------------------- ------------------ ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments:
    Investment transactions                                   (7,917,121)              (643,636)                 -       (8,560,757)
    Redemption in-kind                                                 -             14,917,207                  -       14,917,207
Net change in unrealized appreciation
    (depreciation) on investments                            (29,483,534)           (42,015,015)                 -      (71,498,549)
                                                       ------------------ ---------------------- ------------------ ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS       (37,400,655)           (27,741,444)                 -      (65,142,099)
                                                       ------------------ ---------------------- ------------------ ----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       $ (38,872,090)         $ (28,748,770)          $ 55,100    $ (67,565,760)
                                                       ================== ====================== ================== ================

  (a)  See Note 3 to Pro Forma Footnotes.


                                   Appendix A-2

PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2002
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      BROWNIA
                                                                                                                     SMALL-CAP
                                                                                                                       GROWTH
                                                               BROWNIA                                                 PRO FORMA
                                                              SMALL-CAP           EMERGING                            COMBINED
                                                              GROWTH FUND       GROWTH FUND          ADJUSTMENTS        FUND
                                                            ------------------------------------   ------------------------------

ASSETS
   Total investments, at value (Cost $142,306,957
      and $36,917,913, respectively)                         $ 126,424,955         $ 38,623,692               $ -   $ 165,048,647
   Cash                                                                  -                  768                 -            768
   Receivable for interest                                           7,524                   94                 -          7,618
   Receivable for securities sold                                        -                    -                 -              -
   Receivable for fund shares sold                                 126,162                1,999                 -        128,161
   Prepaid expenses and other receivables                            6,661               54,128                 -         60,789
                                                            ---------------  -------------------   ---------------  -------------
      Total Assets                                             126,565,302           38,680,681                 -    165,245,983
                                                            ---------------  -------------------   ---------------  -------------

LIABILITIES
   Payable for securities purchased                                      -                    -                 -              -
   Payable for fund shares redeemed                                201,404              100,169                 -        301,573
   Payable to transfer agent                                             -               14,154                 -         14,154
   Payable to custodian                                                  -                6,409                 -          6,409
   Payable to accountant                                                 -                3,404                 -          3,404
   Payable to administrator                                         10,533                    -                 -         10,533
   Payable to investment adviser                                   115,330               31,750                 -        147,080
   Accrued expenses and other liabilities                           38,817               73,327                 -        112,144
                                                            ---------------  -------------------   ---------------  -------------
      Total Liabilities                                            366,084              229,213                 -        595,297
                                                            ---------------  -------------------   ---------------  -------------

NET ASSETS                                                   $ 126,199,218         $ 38,451,468               $ -   $ 164,650,686
                                                            ===============  ===================   ===============  =============

COMPONENTS OF NET ASSETS
     Paid-in capital                                         $ 155,194,651         $ 29,483,210               $ -   $ 184,677,861
     Undistributed net investment loss                                   -             (449,353)                -       (449,353)
     Unrealized appreciation (depreciation) on investments     (15,882,002)           1,705,779                 -    (14,176,223)
     Accumulated net realized gain (loss)                      (13,113,431)           7,711,832                 -     (5,401,599)
                                                            ---------------  -------------------   ---------------  -------------
NET ASSETS                                                   $ 126,199,218         $ 38,451,468               $ -   $ 164,650,686
                                                            ===============  ===================   ===============  =============

SHARES OF BENEFICIAL INTEREST
   A SHARES                                                            N/A            2,203,588         1,946,506  (a) 4,150,094
   B SHARES                                                            N/A              139,703           109,381  (a)   249,084
   C SHARES                                                            N/A               10,350             8,078  (a)    18,428
   INSTITUTIONAL SHARES                                         15,277,210               28,499            26,013  (a)15,514,744
   BIAT SHARES                                                         N/A               95,725            87,297  (a)           (c)

NET ASSET VALUE:
   A SHARES                                                            N/A              $ 15.56                 -          $8.26 (b)
   B SHARES                                                            N/A              $ 14.73                 -          $8.26 (b)
   C SHARES                                                            N/A              $ 14.71                 -          $8.26 (b)
   INSTITUTIONAL SHARES                                             $ 8.26              $ 15.80                 -          $8.26
   BIAT SHARES                                                         N/A              $ 15.79                 -            N/A

OFFERING PRICE PER SHARE (NAV / (1-MAXIMUM SALES LOAD)):
   A SHARES                                                            N/A              $ 16.47                 -          $8.74
   B SHARES                                                            N/A              $ 14.73                 -          $8.26
   C SHARES                                                            N/A              $ 14.71                 -          $8.26
   INSTITUTIONAL SHARES                                             $ 8.26              $ 15.80                 -          $8.26
   BIAT SHARES                                                         N/A              $ 15.79                 -            N/A

MAXIMUM SALES LOAD:
   A SHARES                                                            N/A                5.50%                 -          5.50%
   B SHARES                                                            N/A                0.00%                 -          0.00%
   C SHARES                                                            N/A                0.00%                 -          0.00%
   INSTITUTIONAL SHARES                                              0.00%                0.00%                 -          0.00%
   BIAT SHARES                                                         N/A                0.00%                 -            N/A


 (a) Reflects the increase of shares outstanding due to the combination.
 (b) Redemption price may be reduced by contingent deferred sales charge.
 (c) BIAT shares are combining into Institutional shares for the Pro Forma Combined Fund


                                   Appendix A-3

BROWNIA SMALL-CAP GROWTH FUND
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2002                                                                                                             BROWNIA
                                                                                                                        SMALL-CAP
                                                                                                                          GROWTH
   BROWNIA                                                                             BROWNIA                          PRO FORMA
  SMALL-CAP      EMERGING          TOTAL                                              SMALL-CAP         EMERGING         COMBINED
 GROWTH FUND   GROWTH FUND        SHARES       SECURITY DESCRIPTION                  GROWTH FUND      GROWTH FUND          FUND (a)
-----------------------------   -------------------------------------------         --------------   ---------------   -------------



                             COMMON STOCK                                                   95.6%             98.7%           96.3%

                                AUTOS & TRANSPORTATION                                       8.6%              8.8%            8.6%
      245,160         77,412     322,572 Atlantic Coast Airlines Holdings, Inc. +     $ 5,344,488       $ 1,687,581     $ 7,032,069
      171,835         54,002     225,837 Forward Air Corp. +                            5,447,170         1,711,863       7,159,033
                                                                                    --------------   ---------------   -------------
                                                                                       10,791,658         3,399,444      14,191,102
                                                                                    --------------   ---------------   -------------

                                CONSUMER DISCRETIONARY                                      26.5%             27.4%           26.7%
      193,709         61,364     255,073 Apollo Group, Inc. +                           6,679,087         2,115,831       8,794,918
       76,702         24,124     100,826 Bright Horizons Family Solutions, Inc. +       2,266,544           712,864       2,979,408
      138,092         43,421     181,513 CoStar Group, Inc. +                           2,933,074           922,262       3,855,336
      209,389         65,812     275,201 Edison Schools, Inc. +                           215,671            67,786         283,457
      235,144         73,959     309,103 Getty Images, Inc. +                           7,903,191         2,485,762      10,388,953
       64,192         20,174      84,366 Hot Topic, Inc. +                              1,643,315           516,454       2,159,769
       73,726         23,168      96,894 Krispy Kreme Doughnuts, Inc. +                 2,794,215           878,067       3,672,282
       60,083         18,759      78,842 MemberWorks, Inc. +                            1,032,225           322,280       1,354,505
      161,249         50,679     211,928 O'Charleys, Inc. +                             3,703,890         1,164,097       4,867,987
       66,559         21,103      87,662 Princeton Review, Inc. +                         532,472           168,824         701,296
      256,780         80,693     337,473 QRS Corp. +                                    2,483,063           780,301       3,263,364
       77,025         24,207     101,232 Tweeter Home Entertainment Group, Inc. +       1,297,101           407,646       1,704,747
                                                                                    --------------   ---------------   -------------
                                                                                       33,483,848        10,542,174      44,026,022
                                                                                    --------------   ---------------   -------------

                                FINANCIAL SERVICES                                           3.0%              3.1%            3.0%
      268,443         84,722     353,165 Digital Insight Corp. +                        3,814,575         1,203,900       5,018,475

                                HEALTH CARE                                                 18.3%             18.9%           18.5%
       39,946         12,574      52,520 Affymetrix, Inc. +                               956,707           301,147       1,257,854
      392,226        123,264     515,490 ArthroCare Corp. +                             4,396,853         1,381,789       5,778,642
       21,157          6,664      27,821 Aspect Medical Systems, Inc. +                   104,939            33,053         137,992
      306,456         96,340     402,796 Eclipsys Corp. +                               4,544,742         1,428,722       5,973,464
       74,764         23,616      98,380 EPIX Medical, Inc. +                             745,397           235,452         980,849
      137,061         43,068     180,129 Incyte Genomics, Inc. +                        1,007,261           316,507       1,323,768
       35,104         11,105      46,209 Neose Technologies, Inc. +                       370,698           117,269         487,967
      167,775         52,813     220,588 SonoSite, Inc. +                               2,709,566           852,930       3,562,496
      283,024         89,289     372,313 Sunrise Assisted Living, Inc. +                8,267,131         2,608,132      10,875,263
                                                                                    --------------   ---------------   -------------
                                                                                       23,103,294         7,275,001      30,378,295
                                                                                    --------------   ---------------   -------------

                                MATERIALS & PROCESSING                                       2.7%              2.8%            2.7%
       52,856         16,615      69,471 Symyx Technologies +                             858,381           269,828       1,128,209
       91,440         28,737     120,177 Trex Co., Inc. +                               2,532,888           796,015       3,328,903
                                                                                    --------------   ---------------   -------------
                                                                                        3,391,269         1,065,843       4,457,112
                                                                                    --------------   ---------------   -------------

                                PRODUCER DURABLES                                           10.3%             10.7%           10.4%
      108,867         34,232     143,099 AstroPower, Inc. +                             3,580,636         1,125,890       4,706,526
      229,220         72,378     301,598 ATMI, Inc. +                                   6,108,713         1,928,874       8,037,587
      312,183         98,116     410,299 Powerwave Technologies, Inc. +                 3,312,262         1,041,011       4,353,273
                                                                                    --------------   ---------------   -------------
                                                                                       13,001,611         4,095,775      17,097,386
                                                                                    --------------   ---------------   -------------

                                TECHNOLOGY                                                  26.2%             27.0%           26.4%
      156,918         49,306     206,224 Alpha Industries, Inc. +                       1,598,994           502,428       2,101,422
       61,597         19,360      80,957 Digimarc Corp. +                                 788,442           247,808       1,036,250
      329,976        104,092     434,068 Documentum, Inc. +                             4,289,688         1,353,196       5,642,884
      636,814        200,603     837,417 I-Many, Inc. +                                 2,751,036           866,605       3,617,641
      166,830         52,835     219,665 i2 Technologies, Inc. +                          658,979           208,698         867,677
      124,466         39,151     163,617 Novadigm, Inc. +                                 877,485           276,015       1,153,500
       16,454          5,180      21,634 Power Integrations, Inc. +                       371,038           116,809         487,847
      202,211         63,870     266,081 RSA Security, Inc. +                           1,162,511           367,186       1,529,697
      373,029        117,231     490,260 SIPEX Corp. +                                  3,540,045         1,112,522       4,652,567
       56,535         17,799      74,334 Synopsys, Inc. +                               2,851,625           897,782       3,749,407
      322,560        101,534     424,094 Synplicity, Inc. +                             2,096,640           659,971       2,756,611
      392,306        123,298     515,604 Tekelec, Inc. +                                4,158,444         1,306,959       5,465,403
      236,094         74,219     310,313 Tripath Technology, Inc. +                       266,786            83,867         350,653
      374,812        118,270     493,082 WebEx Communications, Inc. +                   5,228,627         1,649,867       6,878,494
      352,677        111,286     463,963 Wind River Systems, Inc. +                     2,369,989           747,842       3,117,831
                                                                                    --------------   ---------------   -------------
                                                                                       33,010,329        10,397,555      43,407,884
                                                                                    --------------   ---------------   -------------

                             Total Common Stock (Cost $136,478,586
                                and $36,273,913 respectively)                         120,596,584        37,979,692      158,576,276
                                                                                    ==============   ===============   =============

                             SHORT-TERM INVESTMENTS                                          4.6%              1.7%            3.9%
    5,828,371              -   5,828,371  Deutsche Cash Management Fund                 5,828,371                 -       5,828,371
            -        644,000     644,000  Goldman Sachs & Co. Repurchase Agreement              -           644,000         644,000
                                                                                    --------------   ---------------   -------------
                             Total Short-Term Investments (Cost $5,828,371
                                and $644,000 respectively)                              5,828,371           644,000       6,472,371

     14181817      3,274,444 Total Investments - Costs                                142,306,957        36,917,913     179,224,870
                             Total Investments -Value                              $  126,424,955    $  38,623,692    $  165,048,647

                             + Non-income producing security.

                                         Net Assets                                   126,199,218        38,451,468     164,650,686
                                         Stock As % of NA                                   95.6%             98.7%           96.3%
                                         Stock As % of Total Investments                    95.4%             98.3%           96.1%


(a) As of May 31, 2002, all of the securities held by the Emerging Growth Fund would comply with the compliance guidelines and/or investment restricitions of the BrownIA Small-Cap Growth Fund.


                                   Appendix A-4

BROWNIA SMALL-CAP GROWTH FUND
PRO FORMA CAPITALIZATION (UNAUDITED)
MAY 31, 2002

The following table sets forth the capitalization of BrownIA Small-Cap Growth Fund and Emerging Growth Fund, and indicates the pro forma combined capitalization as of May 31, 2002 as if the reorganization had occurred on that date.

                                                                                                       BROWNIA
                                                                                                      SMALL-CAP
                                                                                                       GROWTH
                                                 BROWNIA                                              PRO FORMA
                                                SMALL-CAP                  EMERGING                   COMBINED
                                               GROWTH FUND                GROWTH FUND                   FUND
                                          ----------------------------------------------------------------------------

Net assets                                           126,199,218                38,451,468                164,650,686

Net asset value per share:
     A Shares                                                N/A                     15.56                       8.26
     B Shares                                                N/A                     14.73                       8.26
     C Shares                                                N/A                     14.71                       8.26
     Institutional Shares                                   8.26                     15.80                       8.26
     BIAT Shares                                             N/A                     15.79                        N/A

Shares outstanding:
     A Shares                                                N/A                 2,203,588                 19,427,304 (a)
     B Shares                                                N/A                   139,703                    249,084 (b)
     C Shares                                                N/A                    10,350                     18,428 (c)
     Institutional Shares                             15,277,210                    28,499                    237,534 (d)
     BIAT Shares                                             N/A                    95,725                        N/A


Shares authorized                                      Unlimited                 Unlimited                  Unlimited


(a) Reflects a conversion increase of shares of 1,946,506 from the Deutsche Emerging Growth Fund A shares total.
(b) Reflects a conversion increase of shares of 109,381 from the Deutsche Emerging Growth Fund B Shares total.
(c) Reflects a conversion increase of shares of 8,078 from the Deutsche Emerging Growth Fund C Shares total.
(d) Reflects BrownIA A shares plus an increased share amount from converted Deutsche Emerging Growth Fund Institutional Shares total, plus 95,725 shares of Deutsche Emerging Growth Fund BIAT Shares, and a conversion increase of shares of 87,297 from the Deutsche Emerging Growth Fund BIAT Shares total.


                                   Appendix A-5

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF EMERGING GROWTH FUND, INC. INTO BROWNIA SMALL-CAP GROWTH FUND AS OF MAY 31, 2002 (UNAUDITED)

--------------------------------------------------------------------------------
NOTE 1.  BASIS OF COMBINATION
--------------------------------------------------------------------------------

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of Emerging Growth Fund, Inc. (the "Fund") into BrownIA Small-Cap Growth Fund, a series of Forum Funds (the "BrownIA Fund), as if such reorganization had taken place as of May 31, 2002, the fiscal year-end of BrownIA Fund. The following notes refer to the accompanying pro forma financial statements as if the above-mentioned reorganization of the Fund with and into the BrownIA Fund had taken place as of May 31, 2002. For purposes of these Pro Forma statements, the data for the Fund and the BrownIA Fund is for the twelve month period ended May 31, 2002. The BrownIA Fund will be the surviving entity for accounting purposes.

Under the terms of the Agreement and Plan of Reorganization, the reorganization of the Fund and the BrownIA Fund should be treated as a tax free business combination and accordingly will be accounted for by a method of accounting for tax free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Fund in exchange for shares of the BrownIA Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Fund and the BrownIA Fund have been combined using data from the fund and data from the BrownIA Fund as of May 31, 2002.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedules of investments of the Fund and the BrownIA Fund should be read in conjunction with the historical financial statements of each of the Fund and the BrownIA Fund which have been incorporated by reference into this Statement of Additional Information.

--------------------------------------------------------------------------------
NOTE 2.  SHARES OF BENEFICIAL INTEREST
--------------------------------------------------------------------------------

Under the proposed reorganization, the Fund will receive shares of the BrownIA Fund with an aggregate value equal to the Fund's net assets transferred to the BrownIA Fund. Shareholders will receive shares of a comparable class of the BrownIA Fund equal in value to aggregate value of the shares of the Fund class in which they invest. Accordingly, shareholders of a Fund class will become shareholders of a comparable class of the BrownIA Fund.

The Pro Forma net asset value per share assumes that additional shares of the BrownIA Fund would have been issued on May 31, 2002 as a result of the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on net assets of the Fund and the net asset value per share of the BrownIA Fund as of May 31, 2002.

--------------------------------------------------------------------------------
NOTE 3.  PRO FORMA ADJUSTMENTS
--------------------------------------------------------------------------------

The Pro Forma Statement of Operations assumes similar rates of gross investment income for the Fund's and the BrownIA Fund's investments. Accordingly, the combined gross investment income is equal to the sum of each of the Fund's and the BrownIA Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, custody, shareholder servicing and distribution fees of the combined fund and/or any related waivers and reimbursements are based on the fee schedule in effect for the BrownIA Fund based on the average net assets of the Fund and on the average net assets of the BrownIA Fund for the twelve months ended May 31, 2002.



                                   Appendix A-6